Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest income
Interest and fees on loans	$ 21,423,462	$ 21,226,505
Interest on debt securities
Taxable	343,554	313,755
Tax-exempt	1,079,093	1,027,054
Dividends	90,784	59,823
Interest on federal funds sold and overnight deposits	13,384	12,645
Total interest income	22,950,277	22,639,782
Interest expense
Interest on deposits	2,515,078	2,839,036
Interest on federal funds purchased and other borrowed funds	76,250	81,723
Interest on repurchase agreements	62,405	111,437
Interest on junior subordinated debentures	402,011	409,938
Total interest expense	3,055,744	3,442,134
Net interest income	19,894,533	19,197,648
Provision for loan losses	540,000	670,000
Net interest income after provision for loan losses	19,354,533	18,527,648
Non-interest income
Service fees	2,624,792	2,572,031
Income from sold loans	977,702	1,624,880
Other income from loans	593,093	725,922
Net realized gain (loss) on sale of securities available-for-sale	27,838	(5,521)
Other income	918,326	1,065,256
Total non-interest income	5,141,751	5,982,568
Non-interest expense
Salaries and wages	6,475,000	6,395,042
Employee benefits	2,257,354	2,320,280
Occupancy expenses, net	2,466,714	2,438,965
Other expenses	6,830,744	7,138,187
Total non-interest expense	18,029,812	18,292,474
Income before income taxes	6,466,472	6,217,742
Income tax expense	1,341,564	1,131,087
Net income	$ 5,124,908	$ 5,086,655
Earnings per common share	$ 1.03	$ 1.03
Weighted average number of common shares used in computing earnings per share	4,897,281	4,838,185
Dividends declared per common share	$ 0.64	$ 0.56
Book value per common share outstanding at December 31	$ 9.43	$ 8.96